Leases Obligations - Summary of Future Minimum Lease Payments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Leases Obligations [Abstract]
Operating lease commitment as of December 31, 2017				$ 62,948
Discount of the present value using the incremental loan rate as of January 1, 2018			$ (4,257)
Short term leases			(680)
Acquisitions of assets in lease	$ 8,957	$ 5,425
Interest paid on leasing	(3,703)	(3,733)
Payment of obligations for leases	(16,261)	(11,504)
Liabilities for assets in lease	$ 37,192	$ 48,199	$ 58,011